Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 7,218	$ 13,991
Shareholder Loans [Member]
Advances to Joint Ventures [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,900	$ 7,200
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,300	$ 6,800